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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                      Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Protected Principal Plus Fund
                        SCHEDULE OF INVESTMENTS 9/30/06

   Shares                                                             Value

             COMMON STOCKS - 32.4 %
             Energy - 2.5 %
             Integrated Oil & Gas - 1.9 %
      5,525  Chevron Corp. *                                      $    358,351
      2,942  ConocoPhillips *                                          175,137
      3,397  Exxon Mobil Corp. *                                       227,939
      3,383  Occidental Petroleum Corp.                                162,756
                                                                  $    924,183
             Oil & Gas Equipment And Services - 0.1 %
      1,949  Weatherford Intl, Inc. *                             $     81,312
             Oil & Gas Exploration & Production - 0.5 %
      2,065  Apache Corp. *                                       $    130,508
      2,633  Pioneer Natural Resources Co.                             103,003
                                                                  $    233,511
             Total Energy                                         $  1,239,006
             Materials - 1.7 %
             Aluminum - 0.2 %
      3,704  Alcoa, Inc.                                          $    103,860
             Diversified Chemical - 0.3 %
      2,133  Dow Chemical Co.                                     $     83,144
      1,146  E.I. du Pont de Nemours and Co. *                          49,095
                                                                  $    132,239
             Diversified Metals & Mining - 0.9 %
      3,159  Inco Ltd. *                                          $    240,937
        952  Rio Tinto Plc (A.D.R.) *                                  180,528
                                                                  $    421,465
             Industrial Gases - 0.2 %
      1,053  Air Products & Chemicals, Inc.                       $     69,888
        465  Praxair, Inc. *                                            27,509
                                                                  $     97,397
             Specialty Chemicals - 0.1 %
      1,735  Ecolab, Inc.                                         $     74,293
             Total Materials                                      $    829,254
             Capital Goods - 3.0 %
             Aerospace & Defense - 0.9 %
      2,688  General Dynamics Corp. *                             $    192,649
        203  Lockheed Martin Corp. *                                    17,470
      3,754  United Technologies Corp. *                               237,816
                                                                  $    447,935
             Construction & Farm Machinery & Heavy Trucks - 1.4 %
      2,984  Caterpillar, Inc. *                                  $    196,347
      2,824  Deere & Co.                                               236,962
      4,137  PACCAR, Inc. *                                            235,892
                                                                  $    669,201
             Electrical Component & Equipment - 0.3 %
      1,122  Emerson Electric Co. *                               $     94,091
        931  Rockwell International Corp. *                             54,091
                                                                  $    148,182
             Industrial Conglomerates - 0.3 %
        246  3M Co. *                                             $     18,307
      3,984  General Electric Co.                                      140,635
                                                                  $    158,942
             Industrial Machinery - 0.1 %
        430  Parker Hannifin Corp. *                              $     33,424
             Total Capital Goods                                  $  1,457,684
             Transportation - 1.1 %
             Airlines - 0.2 %
      5,029  Southwest Airlines Co. *                             $     83,783
             Railroads - 0.9 %
      2,189  Burlington Northern, Inc. *                          $    160,760
      6,685  Norfolk Southern Corp. *                                  294,474
                                                                  $    455,234
             Total Transportation                                 $    539,017
             Automobiles & Components - 0.6 %
             Auto Parts & Equipment - 0.4 %
      2,521  Johnson Controls, Inc. *                             $    180,857
             Automobile Manufacturers - 0.2 %
     12,440  Ford Motor Corp. *                                   $    100,640
             Total Automobiles & Components                       $    281,497
             Consumer Durables & Apparel - 0.1 %
             Apparel, Accessories & Luxury Goods - 0.1 %
        447  Hanesbrands, Inc. *                                  $     10,062
        944  Liz Claiborne, Inc. *                                      37,297
                                                                  $     47,359
             Total Consumer Durables & Apparel                    $     47,359
             Media - 2.1 %
             Advertising - 0.4 %
      1,919  Omnicom Group                                        $    179,618
             Movies & Entertainment - 0.1 %
      2,386  The Walt Disney Co.                                  $     73,751
             Publishing - 1.6 %
      2,212  Gannett Co. *                                        $    125,708
        509  John Wiley & Sons, Inc.                                    18,329
      6,745  McGraw-Hill Co., Inc. *                                   391,412
      7,317  Reed Elsevier NV (A.D.R.) *                               244,607
                                                                  $    780,056
             Total Media                                          $  1,033,425
             Retailing - 1.5 %
             Department Stores - 0.5 %
      2,655  Federated Department Stores, Inc.                    $    114,723
      2,979  Nordstrom, Inc. *                                         126,012
                                                                  $    240,735
             General Merchandise Stores - 0.5 %
      4,815  Target Corp. *                                       $    266,029
             Home Improvement Retail - 0.3 %
      4,356  Lowe's Companies, Inc. *                             $    122,229
             Specialty Stores - 0.2 %
      1,400  Barnes & Noble, Inc. *                               $     53,116
      2,278  Staples Inc. *                                             55,424
                                                                  $    108,540
             Total Retailing                                      $    737,533
             Food & Drug Retailing - 1.1 %
             Drug Retail - 0.7 %
      2,607  CVS Corp.                                            $     83,737
      6,261  Walgreen Co. *                                            277,926
                                                                  $    361,663
             Food Distributors - 0.2 %
      3,533  Sysco Corp.                                          $    118,179
             Hypermarkets & Supercenters - 0.2 %
        618  Costco Wholesale Corp. *                             $     30,702
        837  Wal-Mart Stores, Inc. *                                    41,281
                                                                  $     71,983
             Total Food & Drug Retailing                          $    551,825
             Food Beverage & Tobacco - 1.7 %
             Packaged Foods & Meats - 1.2 %
      3,833  Campbell Soup Co.                                    $    139,904
      2,055  General Mills, Inc.                                       116,313
      3,121  H.J. Heinz Co., Inc.                                      130,864
      2,360  Hershey Foods Corp. *                                     126,142
        559  Kellogg Co. *                                              27,682
      3,576  Sara Lee Corp.                                             57,466
                                                                  $    598,371
             Soft Drinks - 0.5 %
      3,365  PepsiCo, Inc. *                                      $    219,600
             Total Food Beverage & Tobacco                        $    817,971
             Household & Personal Products - 0.5 %
             Household Products - 0.4 %
        681  Clorox Co. *                                         $     42,903
      2,980  Colgate-Palmolive Co. *                                   185,058
                                                                  $    227,961
             Personal Products - 0.1 %
        941  Estee Lauder Co. *                                   $     37,951
             Total Household & Personal Products                  $    265,912
             Health Care Equipment & Services - 1.6 %
             Health Care Equipment - 1.6 %
      3,314  Becton, Dickinson & Co. *                            $    234,200
      2,849  Biomet, Inc. *                                             91,709
      1,981  C. R. Bard, Inc. *                                        148,575
      2,202  Medtronic, Inc.                                           102,261
      3,138  St. Jude Medical, Inc. *                                  110,740
      1,241  Zimmer Holdings, Inc. *                                    83,768
                                                                  $    771,253
             Total Health Care Equipment & Services               $    771,253
             Pharmaceuticals & Biotechnology - 2.8 %
             Biotechnology - 0.1 %
        381  Amgen, Inc. *                                        $     27,253
             Pharmaceuticals - 2.7 %
      3,128  Abbott Laboratories *                                $    151,896
      2,461  Barr Laboratorie, Inc. *                                  127,824
      2,049  Eli Lilly & Co. *                                         116,793
      2,286  Johnson & Johnson *                                       148,453
      1,952  Merck & Co., Inc. *                                        81,789
      2,592  Novartis AG (A.D.R.) *                                    151,476
      6,354  Pfizer, Inc. *                                            180,199
      1,739  Roche Holdings AG (A.D.R.) *                              150,347
      8,455  Schering-Plough Corp.                                     186,771
        946  Teva Pharmaceutical Industries, Ltd. *                     32,249
                                                                  $  1,327,797
             Total Pharmaceuticals & Biotechnology                $  1,355,050
             Banks - 2.4 %
             Diversified Banks - 0.9 %
         36  Golden West Financial Corp.                          $       2781
      4,936  U.S. Bancorp                                              163,974
      1,718  Wachovia Corp. *                                           95,864
      4,886  Wells Fargo  & Co. *                                      176,775
                                                                  $    439,394
             Regional Banks - 1.2 %
        721  Compass Bancshares, Inc. *                           $     41,083
      1,805  First Horizon National Corp. *                             68,608
      6,261  National City Corp. *                                     229,153
      2,330  SunTrust Banks, Inc. *                                    180,062
        956  Zions Bancorporation *                                     76,298
                                                                  $    595,204
             Thrifts & Mortgage Finance - 0.3 %
      3,640  Washington Mutual, Inc. *                            $    158,231
             Total Banks                                          $  1,192,829
             Diversified Financials - 2.5 %
             Asset Management & Custody Banks - 1.4 %
      2,212  Federated Investors, Inc.                            $     74,788
      3,323  State Street Corp.                                        207,355
      8,660  T. Rowe Price Associates, Inc.                            414,381
                                                                  $    696,524
             Consumer Finance - 0.3 %
      2,287  American Express Co.                                 $    128,255
             Investment Banking & Brokerage - 0.3 %
      2,026  Merrill Lynch & Co., Inc.                            $    158,474
             Other Diversified Finance Services - 0.5 %
      2,897  Bank of America Corp. *                              $    155,192
      1,453  Citigroup, Inc.                                            72,171
                                                                  $    227,363
             Total Diversified Financials                         $  1,210,616
             Insurance - 0.9 %
             Life & Health Insurance - 0.1 %
      1,235  MetLife, Inc.                                        $     70,000
             Multi-Line Insurance - 0.1 %
        396  Hartford Financial Services Group, Inc. *            $     34,353
             Property & Casualty Insurance - 0.7 %
      4,993  Chubb Corp.                                          $    259,436
      1,643  Safeco Corp. *                                             96,822
                                                                  $    356,258
             Total Insurance                                      $    460,611
             Software & Services - 1.1 %
             Application Software - 0.3 %
      3,514  Adobe Systems, Inc. *                                $    131,599
             Data Processing & Outsourced Services - 0.5 %
      2,229  Automatic Data Processing, Inc. *                    $    105,521
      1,151  DST Systems, Inc. *                                        70,982
      1,181  Fiserv, Inc. *                                             55,613
                                                                  $    232,116
             Systems Software - 0.3 %
      5,973  Microsoft Corp. *                                    $    163,242
             Total Software & Services                            $    526,957
             Technology Hardware & Equipment - 2.3 %
             Communications Equipment - 1.0 %
      4,275  Cisco Systems, Inc. *                                $     98,325
      9,471  Motorola, Inc.                                            236,775
      8,009  Nokia Corp. (A.D.R.)                                      157,697
                                                                  $    492,797
             Computer Hardware - 0.8 %
      3,872  Dell, Inc. *                                         $     88,436
      5,298  Hewlett-Packard Co.                                       194,384
     22,829  Sun Microsystems, Inc. *                                  113,460
                                                                  $    396,280
             Computer Storage & Peripherals - 0.1 %
      3,365  EMC Corp. *                                          $     40,313
             Office Electronics - 0.4 %
      3,866  Canon, Inc.  (A.D.R.) *                              $    202,153
             Total Technology Hardware & Equipment                $  1,131,543
             Semiconductors - 1.0 %
             Semiconductor Equipment - 0.1 %
      4,685  Applied Materials, Inc. *                            $     83,065
             Semiconductors - 0.9 %
      1,082  Freescale Semiconductor, Inc. (Class B) *            $     41,127
      8,182  Intel Corp. *                                             168,304
      6,660  Texas Instruments, Inc.                                   221,445
                                                                  $    430,876
             Total Semiconductors                                 $    513,941
             Telecommunication Services - 1.6 %
             Integrated Telecom Services - 1.5 %
     10,067  AT&T Corp. *                                         $    327,782
      6,693  BellSouth Corp.                                           286,126
      2,334  Verizon Communications, Inc.                               86,661
      1,088  Windstream Corp.*                                          14,351
                                                                  $    714,920
             Wireless Telecommunication Services - 0.1 %
      1,053  Alltel Corp. *                                       $     58,442
             Total Telecommunication Services                     $    773,362
             Utilities - 0.4 %
             Electric Utilities - 0.2 %
        341  Exelon Corp. *                                       $     20,644
      2,462  Southern Co. *                                             84,841
                                                                  $    105,485
             Multi-Utilities - 0.2 %
      1,674  Consolidated Edison, Inc. *                          $     77,339
        450  PG&E Corp.                                                 18,743
                                                                  $     96,082
             Total Utilities                                      $    201,567
             TOTAL COMMON STOCKS
             (Cost  $14,325,093)                                  $ 15,938,212
             U.S. GOVERNMENT OBLIGATIONS - 67.7 %
             Government - 67.7%
  38,300,000 U.S. Treasury Strip 0%, 11/15/09                     $ 33,219,045
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost  $33,620,992)                                  $ 33,219,045
             TOTAL INVESTMENT IN SECURITIES - 100.1%
             (Cost  $47,946,085) (a)                              $ 49,157,257
             OTHER ASSETS AND LIABILITIES - (0.1)%                $   (66,693)
             TOTAL NET ASSETS - 100.0%                            $ 49,090,564

         *   Non-income producing security.
  (A.D.R.)   American Depositary Receipt

       (a) At September, 30, 2006 the net unrealized gain on investments based on

             Aggregate gross unrealized gain for all investments i$ 2,664,469 Aggregate gross unrealized loss for all investments in (1,453,297)
             Net Unrealized gain                                  $ 1,211,172


                      Protected Principal Plus Fund II
                      SCHEDULE OF INVESTMENTS 9/30/06

Shares                                                              Value

          COMMON STOCKS- 19.3 %
          Diversified Financials - 19.3 %
          Other Diversified Financial Services - 19.3 %
54,957    Pioneer Equity Income Fund Class Y +                    $1,791,052
212,532   Pioneer Fund Class Y +                                   10,324,801
                                                                  $12,115,853
          TOTAL COMMON STOCKS
          (Cost  $10,784,837)                                     $12,115,853
          U.S. GOVERNMENT OBLIGATIONS - 80.7 %
          Government - 80.7 %
1,600,000 U.S. Treasury Strip, Zero Coupon Bond, 5/15/10          $1,359,565
57,750,000U.S. Treasury Strip, Zero Coupon Bond, 5/15/10           49,089,117
                                                                  $50,448,682
          TOTAL U.S. GOVERNMENT OBLIGATIONS
          (Cost  $51,639,068) (a)                                 $50,448,682
          TOTAL INVESTMENT IN SECURITIES - 100.0%
          (Cost  $62,423,905)                                     $62,564,535
          OTHER ASSETS AND LIABILITIES - (0.0)%                   $(24,003)
          TOTAL NET ASSETS - 100.0%                               $62,540,532

        + Investment deemed to be affiliate of the Fund.

      (a)At September, 30, 2006 the net unrealized gain on investments based on

          Aggregate gross unrealized gain for all investments in w$2,691,004 Aggregate gross unrealized loss for all investments in wh(2,550,374)
          Net Unrealized gain                                     $140,630




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.